Other income and other expenses - Other operating expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income and other expenses
Other taxes	€ 156		€ 1,190
Losses on disposals of assets	75,114	€ 76,561	16,565
Expected credit losses	245,791	323,200	572,928
Onerous Contracts charge	432,311
Exchange losses	3,727,490	5,462,494	937,045
Miscellaneous other operating expenses	3,228,421	1,297,265	1,887,415
Total	7,709,283	7,159,521	3,415,143
Derecognition of trade accounts receivables	€ 1,727,000
Tooling expense		836,000	766,000
Warranty expenses		€ 125,000
Accrued licensing fees			€ 520,000